DEFERRED TAX - Schedule of Amounts Determined After Appropriate Offsetting (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Deferred Tax [Abstract]
Deferred tax asset	$ 6,418	$ 7,134
Deferred tax liability	(2,258)	(2,008)
Net deferred tax assets	$ 4,160	$ 5,126	$ 3,653